Credit Risk - Measurement uncertainty, Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2021 GBP (£) economic_scenario	Dec. 31, 2020 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Stress horizon period	5 years
Loans and advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets | £	£ 4,597	£ 5,835
Economic uncertainty adjustments | Loans and advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets | £	£ 1,415	£ 1,386
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	5
Number of economic variables to calculate ECL | economic_scenario	8
Stress horizon period	5 years
Term at which scenario converges to steady state	8 years
Period for ECL estimates	3 years
UNITED KINGDOM | Downside 2 | Later than one month and not later than three months | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	10.00%
UNITED KINGDOM | Upside 2 | Later than one year | Unemployment | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	5.00%
UNITED KINGDOM | Baseline | Later than three months and not later than six months | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	6.00%
USA | Downside 2 | Later than one month and not later than three months | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	12.00%
USA | Upside 2 | Later than one year | Unemployment | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	4.00%